Convertible Notes and Notes Payable (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt original principal			$ 4,596,800
Debt amount at period end	$ 6,224,777	$ 5,048,594	3,927,800
Unamortized discount	527,257	41,044	44,960
Carrying amount at period end	5,697,520	5,007,550	3,882,840
Debt related party current	3,569,406	3,680,448	1,886,000
Debt related party noncurrent	0	0	1,045,644
Debt current	1,959,780	639,812	349,129
Debt noncurrent	$ 168,334	$ 687,290	$ 602,067
Notes payable 1 [Member]
Debt issuance date	Dec. 12, 2006	Dec. 12, 2006
Debt maturity date	Jan. 05, 2013	Jan. 05, 2013
Debt stated interest rate	6.25%	6.25%
Debt original principal	$ 58,670	$ 58,670
Debt amount at period end	8,392	12,272
Unamortized discount	0	0
Carrying amount at period end	8,392	12,272
Debt related party current	0	0
Debt related party noncurrent	0	0
Debt current	8,392	$ 12,272
Debt noncurrent	$ 0
Notes payable 2 [Member]
Debt issuance date	Dec. 01, 2007	Dec. 01, 2007
Debt maturity date	Sep. 01, 2015	Sep. 01, 2015
Debt stated interest rate	7.00%	7.00%
Debt original principal	$ 125,000	$ 125,000
Debt amount at period end	85,821	85,821
Unamortized discount	0	0
Carrying amount at period end	85,821	85,821
Debt related party current	0	0
Debt related party noncurrent	0	0
Debt current	85,821	85,821
Debt noncurrent	$ 0	$ 0
Notes payable 3 [Member]
Debt issuance date	Sep. 25, 2009	Sep. 25, 2009
Debt maturity date	Oct. 25, 2011	Oct. 25, 2011
Debt stated interest rate	5.00%	5.00%
Debt original principal	$ 50,000	$ 50,000
Debt amount at period end	50,000	50,000
Unamortized discount	0	0
Carrying amount at period end	50,000	50,000
Debt related party current	0	0
Debt related party noncurrent	0	0
Debt current	50,000	50,000
Debt noncurrent	$ 0	$ 0
Notes payable 4 [Member]
Debt issuance date	Dec. 23, 2009	Dec. 23, 2009
Debt maturity date	Dec. 23, 2014	Dec. 23, 2014
Debt stated interest rate	7.00%	7.00%
Debt original principal	$ 100,000	$ 100,000
Debt amount at period end	94,480	94,480
Unamortized discount	0	0
Carrying amount at period end	94,480	94,480
Debt related party current	0	0
Debt related party noncurrent	0	0
Debt current	94,480	94,480
Debt noncurrent	$ 0	$ 0
Notes payable 5 [Member]
Debt issuance date	Dec. 23, 2009	Dec. 23, 2009
Debt maturity date	Dec. 23, 2014	Dec. 23, 2014
Debt stated interest rate	7.00%	7.00%
Debt original principal	$ 25,000	$ 25,000
Debt amount at period end	23,619	23,619
Unamortized discount	0	0
Carrying amount at period end	23,619	23,619
Debt related party current	0	0
Debt related party noncurrent	0	0
Debt current	23,619	23,619
Debt noncurrent	$ 0	$ 0
Notes payable 6 [Member]
Debt issuance date	Dec. 23, 2009	Dec. 23, 2009
Debt maturity date	Dec. 23, 2014	Dec. 23, 2014
Debt stated interest rate	7.00%	7.00%
Debt original principal	$ 25,000	$ 25,000
Debt amount at period end	23,620	23,620
Unamortized discount	0	0
Carrying amount at period end	23,620	23,620
Debt related party current	0	0
Debt related party noncurrent	0	0
Debt current	23,620	23,620
Debt noncurrent	$ 0	$ 0
Notes payable 7 [Member]
Debt issuance date	Feb. 03, 2012	Feb. 03, 2012	Feb. 03, 2012
Debt maturity date	Dec. 31, 2018	Dec. 31, 2018	Feb. 03, 2018
Debt stated interest rate	10.00%	10.00%	10.00%
Debt original principal	$ 1,000,000	$ 1,000,000	$ 1,000,000
Debt amount at period end	1,000,000	1,000,000	1,000,000
Unamortized discount	0	0	0
Carrying amount at period end	1,000,000	1,000,000	1,000,000
Debt related party current	1,000,000	1,000,000	0
Debt related party noncurrent	0	0	1,000,000
Debt current	0	0	0
Debt noncurrent	$ 0	$ 0	$ 0
Notes payable 8 [Member]
Debt issuance date	Aug. 15, 2013	Aug. 15, 2013	Aug. 15, 2013
Debt maturity date	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2023
Debt stated interest rate	10.00%	10.00%	10.00%
Debt original principal	$ 525,000	$ 525,000	$ 525,000
Debt amount at period end	158,334	158,334	525,000
Unamortized discount	0	0	44,089
Carrying amount at period end	158,334	158,334	480,911
Debt related party current	0	0	0
Debt related party noncurrent	0	0	45,644
Debt current	0	0	0
Debt noncurrent	$ 158,334	$ 158,334	$ 435,267
Notes payable 9 [Member]
Debt issuance date	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2013
Debt maturity date	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2015
Debt stated interest rate	8.00%	8.00%	8.00%
Debt original principal	$ 290,000	$ 290,000	$ 290,000
Debt amount at period end	130,000	130,000	130,000
Unamortized discount	0	0	0
Carrying amount at period end	130,000	130,000	130,000
Debt related party current	130,000	130,000	130,000
Debt related party noncurrent	0	0	0
Debt current	0	0	0
Debt noncurrent	$ 0	$ 0	$ 0
Notes payable 10 [Member]
Debt issuance date	Apr. 01, 2014	Apr. 01, 2014	Apr. 01, 2014
Debt maturity date	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Debt stated interest rate	10.00%	10.00%	10.00%
Debt original principal	$ 2,265,000	$ 2,265,000	$ 2,265,000
Debt amount at period end	1,102,500	1,137,500	1,756,000
Unamortized discount	0	0	0
Carrying amount at period end	1,102,500	1,137,500	1,756,000
Debt related party current	1,102,500	1,137,500	1,756,000
Debt related party noncurrent	0	0	0
Debt current	0	0	0
Debt noncurrent	$ 0	$ 0	$ 0
Notes payable 11 [Member]
Debt issuance date			Apr. 16, 2014
Debt maturity date			Apr. 30, 2019
Debt stated interest rate			9.86%
Debt original principal			$ 6,000
Debt amount at period end			6,000
Unamortized discount			0
Carrying amount at period end			6,000
Debt related party current			0
Debt related party noncurrent			0
Debt current			0
Debt noncurrent			$ 6,000
Notes payable 12 [Member]
Debt issuance date			May 09, 2014
Debt maturity date			Apr. 30, 2019
Debt stated interest rate			9.86%
Debt original principal			$ 50,400
Debt amount at period end			50,400
Unamortized discount			0
Carrying amount at period end			50,400
Debt related party current			0
Debt related party noncurrent			0
Debt current			0
Debt noncurrent			$ 50,400
Notes payable 13 [Member]
Debt issuance date			May 28, 2014
Debt maturity date			Apr. 30, 2019
Debt stated interest rate			9.86%
Debt original principal			$ 25,200
Debt amount at period end			25,200
Unamortized discount			0
Carrying amount at period end			25,200
Debt related party current			0
Debt related party noncurrent			0
Debt current			0
Debt noncurrent			$ 25,200
Notes payable 14 [Member]
Debt issuance date			Jul. 21, 2014
Debt maturity date			Dec. 31, 2019
Debt stated interest rate			9.86%
Debt original principal			$ 78,000
Debt amount at period end			78,000
Unamortized discount			0
Carrying amount at period end			78,000
Debt related party current			0
Debt related party noncurrent			0
Debt current			0
Debt noncurrent			$ 78,000
Notes payable 15 [Member]
Debt issuance date			Aug. 18, 2014
Debt maturity date			Dec. 31, 2019
Debt stated interest rate			7.86%
Debt original principal			$ 7,200
Debt amount at period end			7,200
Unamortized discount			0
Carrying amount at period end			7,200
Debt related party current			0
Debt related party noncurrent			0
Debt current			0
Debt noncurrent			$ 7,200
Notes payable 16 [Member]
Debt issuance date	Dec. 22, 2014	Dec. 22, 2014	Dec. 22, 2014
Debt maturity date	Mar. 31, 2015	Mar. 31, 2015	Mar. 31, 2015
Debt stated interest rate	12.00%	12.00%	12.00%
Debt original principal	$ 200,000	$ 200,000	$ 200,000
Debt amount at period end	200,000	200,000	200,000
Unamortized discount	0	0	0
Carrying amount at period end	200,000	200,000	200,000
Debt related party current	0	0	0
Debt related party noncurrent	0	0	0
Debt current	200,000	200,000	200,000
Debt noncurrent	$ 0	$ 0	$ 0
Notes payable 17 [Member]
Debt issuance date	Dec. 26, 2014	Dec. 26, 2014	Dec. 26, 2014
Debt maturity date	Dec. 26, 2015	Dec. 26, 2015	Dec. 26, 2015
Debt stated interest rate	12.00%	12.00%	12.00%
Debt original principal	$ 100,000	$ 100,000	$ 100,000
Debt amount at period end	100,000	100,000	100,000
Unamortized discount	0	0	0
Carrying amount at period end	100,000	100,000	100,000
Debt related party current	0	0	0
Debt related party noncurrent	0	0	0
Debt current	100,000	100,000	100,000
Debt noncurrent	$ 0	$ 0	$ 0
Notes payable 18 [Member]
Debt issuance date	Mar. 12, 2015	Mar. 12, 2015
Debt maturity date	90 days after demand	90 days after demand
Debt stated interest rate	6.00%	6.00%
Debt original principal	$ 394,380	$ 394,380
Debt amount at period end	394,380	394,380
Unamortized discount	0	0
Carrying amount at period end	394,380	394,380
Debt related party current	394,380	394,380
Debt related party noncurrent	0	0
Debt current	0	0
Debt noncurrent	$ 0	$ 0
Notes payable 19 [Member]
Debt issuance date			Apr. 07, 2015
Debt maturity date			Apr. 17, 2017
Debt stated interest rate			10.00%
Debt original principal			$ 50,000
Debt amount at period end			50,000
Unamortized discount			871
Carrying amount at period end			49,129
Debt related party current			0
Debt related party noncurrent			0
Debt current			49,129
Debt noncurrent			$ 0
Notes payable 20 [Member]
Debt issuance date	Apr. 07, 2015	Apr. 07, 2015
Debt maturity date	Apr. 17, 2018	Apr. 17, 2018
Debt stated interest rate	10.00%	10.00%
Debt original principal	$ 50,000	$ 50,000
Debt amount at period end	50,000	50,000
Unamortized discount	0	0
Carrying amount at period end	50,000	50,000
Debt related party current	0	0
Debt related party noncurrent	0	0
Debt current	50,000	50,000
Debt noncurrent	$ 0	$ 0
Notes payable 21 [Member]
Debt issuance date	Nov. 23, 2015	Nov. 23, 2015
Debt maturity date	90 days after demand	90 days after demand
Debt stated interest rate	6.00%	6.00%
Debt original principal	$ 50,000	$ 50,000
Debt amount at period end	50,000	50,000
Unamortized discount	26,667	0
Carrying amount at period end	23,333	50,000
Debt related party current	23,333	50,000
Debt related party noncurrent	0	0
Debt current	0	0
Debt noncurrent	$ 0	$ 0
Notes payable 22 [Member]
Debt issuance date	Feb. 25, 2016	Feb. 25, 2016
Debt maturity date	90 days after demand	90 days after demand
Debt stated interest rate	6.00%	6.00%
Debt original principal	$ 50,000	$ 50,000
Debt amount at period end	50,000	50,000
Unamortized discount	0	0
Carrying amount at period end	50,000	50,000
Debt related party current	50,000	50,000
Debt related party noncurrent	0	0
Debt current	0	0
Debt noncurrent	$ 0	$ 0
Notes payable 23 [Member]
Debt issuance date	May 20, 2016	May 20, 2016
Debt maturity date	90 days after demand	90 days after demand
Debt stated interest rate	6.00%	6.00%
Debt original principal	$ 50,000	$ 50,000
Debt amount at period end	50,000	50,000
Unamortized discount	0	0
Carrying amount at period end	50,000	50,000
Debt related party current	50,000	50,000
Debt related party noncurrent	0	0
Debt current	0	0
Debt noncurrent	$ 0	$ 0
Notes payable 24 [Member]
Debt issuance date	Oct. 20, 2016	Oct. 20, 2016
Debt maturity date	90 days after demand	90 days after demand
Debt stated interest rate	6.00%	6.00%
Debt original principal	$ 50,000	$ 50,000
Debt amount at period end	12,500	12,500
Unamortized discount	0	0
Carrying amount at period end	12,500	12,500
Debt related party current	12,500	12,500
Debt related party noncurrent	0	0
Debt current	0	0
Debt noncurrent	$ 0	$ 0
Notes payable 25 [Member]
Debt issuance date	Oct. 20, 2016	Oct. 20, 2016
Debt maturity date	90 days after demand	90 days after demand
Debt stated interest rate	6.00%	6.00%
Debt original principal	$ 12,500	$ 12,500
Debt amount at period end	12,500	12,500
Unamortized discount	6,667	0
Carrying amount at period end	5,833	12,500
Debt related party current	5,833	12,500
Debt related party noncurrent	0	0
Debt current	0	0
Debt noncurrent	$ 0	$ 0
Notes payable 26 [Member]
Debt issuance date	Dec. 21, 2016	Dec. 21, 2016
Debt maturity date	90 days after demand	90 days after demand
Debt stated interest rate	6.00%	6.00%
Debt original principal	$ 25,000	$ 25,000
Debt amount at period end	25,000	25,000
Unamortized discount	13,333	0
Carrying amount at period end	11,667	25,000
Debt related party current	11,667	25,000
Debt related party noncurrent	0	0
Debt current	0	0
Debt noncurrent	$ 0	$ 0
Notes payable 27 [Member]
Debt issuance date	Mar. 09, 2017	Mar. 09, 2017
Debt maturity date	90 days after demand	90 days after demand
Debt stated interest rate	10.00%	10.00%
Debt original principal	$ 200,000	$ 200,000
Debt amount at period end	177,000	177,000
Unamortized discount	0	0
Carrying amount at period end	177,000	177,000
Debt related party current	177,000	177,000
Debt related party noncurrent	0	0
Debt current	0	0
Debt noncurrent	$ 0	$ 0
Notes payable 28 [Member]
Debt issuance date	Jul. 13, 2017	Jul. 13, 2017
Debt maturity date	Jul. 13, 2019	Jul. 13, 2019
Debt stated interest rate	6.00%	6.00%
Debt original principal	$ 25,000	$ 25,000
Debt amount at period end	25,000	25,000
Unamortized discount	0	0
Carrying amount at period end	25,000	25,000
Debt related party current	0	0
Debt related party noncurrent	0	0
Debt current	25,000	0
Debt noncurrent	$ 0	$ 25,000
Notes payable 29 [Member]
Debt issuance date	Jul. 18, 2017	Jul. 18, 2017
Debt maturity date	Jul. 18, 2019	Jul. 18, 2019
Debt stated interest rate	6.00%	6.00%
Debt original principal	$ 25,000	$ 25,000
Debt amount at period end	25,000	25,000
Unamortized discount	0	0
Carrying amount at period end	25,000	25,000
Debt related party current	0	0
Debt related party noncurrent	0	0
Debt current	25,000	0
Debt noncurrent	$ 0	$ 25,000
Notes payable 30 [Member]
Debt issuance date	Jul. 26, 2017	Jul. 26, 2017
Debt maturity date	Jul. 26, 2019	Jul. 26, 2019
Debt stated interest rate	6.00%	6.00%
Debt original principal	$ 15,000	$ 15,000
Debt amount at period end	15,000	15,000
Unamortized discount	0	0
Carrying amount at period end	15,000	15,000
Debt related party current	0	0
Debt related party noncurrent	0	0
Debt current	15,000	0
Debt noncurrent	$ 0	$ 15,000
Notes payable 31 [Member]
Debt issuance date	Jul. 27, 2017	Jul. 27, 2017
Debt maturity date	Jul. 27, 2019	Jul. 27, 2019
Debt stated interest rate	6.00%	6.00%
Debt original principal	$ 15,000	$ 15,000
Debt amount at period end	15,000	15,000
Unamortized discount	0	0
Carrying amount at period end	15,000	15,000
Debt related party current	0	0
Debt related party noncurrent	0	0
Debt current	15,000	0
Debt noncurrent	$ 0	$ 15,000
Notes payable 32 [Member]
Debt issuance date	Dec. 20, 2017	Dec. 20, 2017
Debt maturity date	Note payables were issued on various dates between December 2017 and May 2018. Principal is due on the earlier of 18 months from the anniversary date or the completion of L2 financing with a gross proceeds of a minimum of $1.5 million.	Note payables were issued on various dates between December 2017 and May 2018. Principal is due on the earlier of 18 months from the anniversary date or the completion of L2 financing with a gross proceeds of a minimum of $1.5 million.
Debt stated interest rate	10.00%	10.00%
Debt original principal	$ 979,156	$ 490,000
Debt amount at period end	979,156	490,000
Unamortized discount	46,735	41,044
Carrying amount at period end	932,421	448,956
Debt related party current	0	0
Debt related party noncurrent	0	0
Debt current	932,421	0
Debt noncurrent	$ 0	$ 448,956
Notes payable 33 [Member]
Debt issuance date	Nov. 06, 2017	Nov. 06, 2017
Debt maturity date	Principal and accrued interest will be due and payable at the earliest of A). resolution of Memphis litigation; B). December 31, 2018 , or C). when OTE is able to pay.	Principal and accrued interest will be due and payable at the earliest of A). resolution of Memphis litigation; B). December 31, 2018 , or C). when OTE is able to pay.
Debt stated interest rate	10.00%	10.00%
Debt original principal	$ 646,568	$ 646,568
Debt amount at period end	612,193	641,568
Unamortized discount	0	0
Carrying amount at period end	612,193	641,568
Debt related party current	612,193	641,568
Debt related party noncurrent	0	0
Debt current	0	0
Debt noncurrent	$ 0	$ 0
Notes payable 34 [Member]
Debt issuance date	Feb. 19, 2018
Debt maturity date	Note payables were issued on various dates between February and May 2018 and are due in 6 months from issuance date.
Debt stated interest rate	8.00%
Debt original principal	$ 464,032
Debt amount at period end	464,032
Unamortized discount	364,709
Carrying amount at period end	99,323
Debt related party current	0
Debt related party noncurrent	0
Debt current	99,323
Debt noncurrent	$ 0
Notes payable 35 [Member]
Debt issuance date	May 24, 2018
Debt maturity date	Dec. 24, 2018
Debt stated interest rate	12.00%
Debt original principal	$ 281,250
Debt amount at period end	281,250
Unamortized discount	69,146
Carrying amount at period end	212,104
Debt related party current	0
Debt related party noncurrent	0
Debt current	212,104
Debt noncurrent	$ 0
Notes payable 36 [Member]
Debt issuance date	Sep. 19, 2018
Debt maturity date	Sep. 28, 2021
Debt stated interest rate	6.00%
Debt original principal	$ 10,000
Debt amount at period end	10,000
Unamortized discount	0
Carrying amount at period end	10,000
Debt related party current	0
Debt related party noncurrent	0
Debt current	0
Debt noncurrent	$ 10,000